RELATED PARTY TRANSACTIONS - Summary (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders with an interest equal or higher than 20% of the Bank's capital
Assets
Financial assets investments	$ 5,711	$ 2,755	$ 742
Derivative financial instruments	191
Loans and advances to customers	947,150	937,190	1,080,819
Allowance for loans, advances and lease losses	(9,746)	(3,028)	(3,035)
Other assets	54,842	7,644	11,549
Total	998,148	944,561	1,090,075
Liabilities
Deposits by customers	1,364,663	2,101,846	2,136,705
Derivative financial instruments	23		544
Other liabilities	163,385	1,120	6,672
Total liabilities	1,528,071	2,102,966	2,143,921
Income
Interest on loans and financial leases	74,896	29,092	47,928
Fees and commissions income	929,721	737,402	763,839
Dividends and net income on equity investments	30	58	78
Net foreign exchange and Derivatives Foreign exchange contracts	(10,158)	(1,840)	2,383
Other operating income	50,816	278	4,735
Net income	1,045,305	764,990	818,963
Expenses
Interests expenses	112,403	16,564	43,129
Credit impairment charges, net	10,171	3,043	3,046
Fees and commissions expenses	19	17	16
Employee benefits	76,455	60,221	57,740
Other administrative and general expenses	161,367	14,148	109,654
Total expenses	360,415	93,993	213,585
Directors and senior management
Assets
Derivative financial instruments	5	25	108
Loans and advances to customers	28,935	17,821	17,270
Allowance for loans, advances and lease losses	(49)	(84)	(71)
Other assets	41	913	2,122
Total	28,932	18,675	19,429
Liabilities
Deposits by customers	14,433	8,175	8,092
Derivative financial instruments		6
Other liabilities	56	368
Total liabilities	14,489	8,549	8,092
Income
Interest on loans and financial leases	1,249	759	950
Fees and commissions income	100	98	25
Net foreign exchange and Derivatives Foreign exchange contracts	984	1,112	160
Other operating income	28
Net income	2,361	1,969	1,135
Expenses
Interests expenses	301	93	156
Credit impairment charges, net	50	92	86
Employee benefits	117	19	2
Other administrative and general expenses	2,056	1,724	1,729
Total expenses	2,524	1,928	1,973
Associates and joint ventures
Assets
Financial assets investments	51,991	9,635	9,786
Derivative financial instruments	8		2,327
Loans and advances to customers	342,896	234,956	231,371
Allowance for loans, advances and lease losses	(3,470)	(5,360)	(153)
Investments in associates and joint ventures	2,915,633	2,720,559	2,506,315
Other assets	209,350	172,636	59,158
Total	3,516,408	3,132,426	2,808,804
Liabilities
Deposits by customers	161,708	194,864	178,401
Derivative financial instruments	27,571	8,565	6,420
Other liabilities	54,017	36,596	20,340
Total liabilities	243,296	240,025	205,161
Income
Interest on loans and financial leases	21,715	11,443	6,793
Valuation on financial instruments	994	1,560	889
Fees and commissions income	20,574	13,056	16,690
Dividends and net income on equity investments	224,602	289,423	136,596
Net foreign exchange and Derivatives Foreign exchange contracts	(30,484)	(9,966)	6,668
Other operating income	99,855	55,524	50,022
Net income	337,256	361,040	217,658
Expenses
Interests expenses	8,483	1,403	9,246
Credit impairment charges, net	(550)	5,123	588
Fees and commissions expenses	180,951	130,950	72,675
Other administrative and general expenses	30,792	32,071	23,524
Total expenses	$ 219,676	$ 169,547	$ 106,033